Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	NISOURCE INC.
Entity Central Index Key	0001111711
Amendment Flag	false
EBP 005
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	NISOURCE INC.
Entity Central Index Key	0001111711
Amendment Flag	false